Total
Polen DDJ Opportunistic High Yield Fund

ALPS SERIES TRUST

Polen DDJ Opportunistic High Yield Fund

(the “Fund”)

Supplement dated February 8, 2023 to the

Prospectus dated January 27, 2023

The table below replaces the table entitled FEES AND EXPENSES OF THE FUND in the Summary Section of the Prospectus applicable to the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Polen DDJ Opportunistic High Yield Fund	Institutional	Class I	Class II
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Polen DDJ Opportunistic High Yield Fund		Institutional	Class I	Class II
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.19%	0.20%	0.19%
Shareholder Servicing Expenses		none	0.10%	0.10%
Total Other Expenses		0.19%	0.30%	0.29%
Total Annual Fund Operating Expenses	[1]	0.89%	1.00%	1.24%
Fee Waiver and Expense Reimbursement	[2]	(0.10%)	(0.11%)	(0.10%)
Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.79%	0.89%	1.14%
[1]	Expenses have been restated to reflect current fees.
[2]	Polen Capital Credit, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding Distribution and Service (12b-1) Fees, Shareholder Servicing fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.79% of the Fund’s average daily net assets for each of the Institutional Class, Class I and Class II shares. This agreement is in effect through at least January 31, 2024, and will automatically continue upon annual approval by the Board of Trustees for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced.